Putnam International Capital Opportunities Fund
The fund's portfolio
5/31/21 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value
Australia (2.8%)
Brickworks, Ltd.	484,509	$7,813,788
Mineral Resources, Ltd.	100,636	3,520,594

		11,334,382
Canada (8.8%)
CI Financial Corp.	460,300	8,542,632
Cogeco Communications, Inc.	109,500	10,516,278
Constellation Software, Inc.	4,615	6,558,301
Dream Office Real Estate Investment Trust(R)	110,600	2,001,338
Home Capital Group, Inc.(NON)	265,100	7,752,976

		35,371,525
Chile (2.1%)
Liberty Latin America, Ltd. Class C(NON)	584,986	8,412,099

		8,412,099
China (1.2%)
China Traditional Chinese Medicine Holdings Co., Ltd.	7,240,000	4,673,736

		4,673,736
Denmark (1.6%)
Royal Unibrew A/S	51,175	6,609,398

		6,609,398
France (11.1%)
Dassault Aviation SA	9,255	11,590,730
Eurazeo SA	99,986	8,906,833
Euronext NV	67,689	7,243,177
Kaufman & Broad SA	180,078	8,674,045
Nexity SA	80,809	4,190,028
Thermador Groupe	39,005	4,128,610

		44,733,423
Germany (2.2%)
CompuGroup Medical SE & Co. KgaA	32,731	2,704,161
CTS Eventim AG & Co. KGaA(NON)	91,792	6,288,549

		8,992,710
Greece (4.2%)
Motor Oil (Hellas) Corinth Refineries SA	448,088	7,409,466
OPAP SA	613,495	9,650,829

		17,060,295
Hong Kong (0.8%)
Melco International Development, Ltd.	1,723,000	3,156,987

		3,156,987
India (1.6%)
Indian Energy Exchange, Ltd.	1,314,555	6,486,354

		6,486,354
Ireland (2.3%)
Dalata Hotel Group PLC(NON)	939,426	5,052,020
Hibernia REIT PLC(R)	2,940,168	4,331,148

		9,383,168
Italy (0.6%)
DiaSorin SpA	13,159	2,321,161

		2,321,161
Japan (20.7%)
Amano Corp.	258,200	6,735,039
Daiho Corp.	69,900	2,590,185
Daiseki Co., Ltd.	176,700	6,668,380
Fukui Computer Holdings, Inc.	266,000	10,462,239
JINS Holdings, Inc.	51,900	3,784,941
Kobe Bussan Co., Ltd.	152,300	3,832,633
Kyowa Exeo Corp.	197,100	4,827,232
Kyudenko Corp.	293,100	9,033,036
Nabtesco Corp.	89,300	4,081,449
Nakanishi, Inc.	196,100	4,106,432
NSD Co., Ltd.	307,600	4,968,201
PALTAC Corp.	134,000	7,051,668
Solasto Corp.	236,800	2,813,529
Takeuchi Manufacturing Co., Ltd.	243,700	6,430,032
TechnoPro Holdings, Inc.	81,700	5,846,606

		83,231,602
Jersey (2.2%)
Breedon Group PLC(NON)	5,705,648	8,744,947

		8,744,947
Mexico (2.0%)
Megacable Holdings SAB de CV (Units)	2,153,334	8,181,761

		8,181,761
Netherlands (1.3%)
QIAGEN NV(NON)	109,535	5,381,633

		5,381,633
Russia (0.6%)
Globaltrans Investment PLC	375,591	2,422,562

		2,422,562
South Korea (3.1%)
Hana Financial Group, Inc.	155,438	6,487,617
i-SENS, Inc.	60,106	1,503,593
Vieworks Co., Ltd.	129,411	4,322,209

		12,313,419
Spain (3.2%)
Cia de Distribucion Integral Logista Holdings SA	413,304	9,031,742
Fomento de Construcciones y Contratas SA	297,848	3,755,598

		12,787,340
Sweden (1.6%)
BHG Group AB(NON)	319,297	6,267,398

		6,267,398
Switzerland (1.7%)
Swissquote Group Holding SA	42,579	6,863,763

		6,863,763
Taiwan (6.8%)
Elite Material Co., Ltd.	1,306,000	7,720,986
Lite-On Technology Corp.	3,320,000	7,922,856
momo.com, Inc.	92,000	4,112,399
Sino-American Silicon Products, Inc.	1,253,000	7,610,912

		27,367,153
United Kingdom (16.2%)
Admiral Group PLC	79,928	3,333,703
Afren PLC(NON)(F)	4,060,504	6
Bellway PLC	127,144	6,456,016
Berkeley Group Holdings PLC (The)	157,534	10,460,579
Cairn Energy PLC	506,833	1,169,537
Domino's Pizza Group PLC	996,242	5,163,260
Dr. Martens PLC(NON)	595,476	4,144,223
Jet2 PLC(NON)	151,872	2,909,644
Liberty Global PLC Class C(NON)	304,800	8,296,656
Nomad Foods, Ltd.(NON)	218,400	6,698,328
PageGroup PLC(NON)	1,021,318	8,681,928
Vivo Energy PLC	5,449,590	7,888,463

		65,202,343

Total common stocks (cost $322,319,053)		$397,299,159

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.00%, 2/15/25(i)	$116,000	$123,156
1.125%, 2/28/27(i)	296,000	299,419

Total U.S. treasury obligations (cost $422,575)		$422,575

SHORT-TERM INVESTMENTS (1.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	2,713,176	$2,713,176
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,230,000	1,230,000
U.S. Treasury Bills 0.109%, 6/3/21		$375,000	375,000
U.S. Treasury Bills 0.037%, 6/29/21(SEGSF)		900,000	900,000
U.S. Treasury Bills 0.042%, 6/10/21		500,000	500,000

Total short-term investments (cost $5,718,144)			$5,718,176
TOTAL INVESTMENTS

Total investments (cost $328,459,772)			$403,439,910

	FORWARD CURRENCY CONTRACTS at 5/31/21 (aggregate face value $252,640,196) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/21/21	$434,408	$428,070	$6,338
		British Pound	Buy	6/16/21	6,723,269	6,617,459	105,810
		Euro	Sell	6/16/21	2,980,270	2,869,853	(110,417)
		Japanese Yen	Sell	8/18/21	2,467,648	2,474,745	7,097
		Swiss Franc	Buy	6/16/21	452,074	440,827	11,247
		Swiss Franc	Sell	6/16/21	452,074	453,426	1,352
	Barclays Bank PLC
		British Pound	Sell	6/16/21	11,742,953	11,562,900	(180,053)
		Euro	Sell	6/16/21	2,049,678	1,994,643	(55,035)
		Hong Kong Dollar	Buy	8/18/21	694,429	693,966	463
		Japanese Yen	Sell	8/18/21	7,702,483	7,724,962	22,479
		Swedish Krona	Buy	6/16/21	1,105,369	1,101,390	3,979
	Citibank, N.A.
		Australian Dollar	Buy	7/21/21	117,039	115,239	1,800
		British Pound	Buy	6/16/21	5,660,002	5,573,230	86,772
		Canadian Dollar	Sell	7/21/21	4,571,032	4,386,860	(184,172)
		Chilean Peso	Sell	7/21/21	7,822,318	7,899,119	76,801
		Chinese Yuan (Offshore)	Buy	8/18/21	3,020,181	2,966,779	53,402
		Danish Krone	Buy	6/16/21	1,656,592	1,635,663	20,929
		Euro	Buy	6/16/21	6,130,319	5,972,114	158,205
	Goldman Sachs International
		British Pound	Sell	6/16/21	1,638,799	1,603,165	(35,634)
		Canadian Dollar	Sell	7/21/21	613,713	555,491	(58,222)
		Chinese Yuan (Offshore)	Sell	8/18/21	2,839,010	2,788,611	(50,399)
		Euro	Sell	6/16/21	4,328,212	4,226,728	(101,484)
		Japanese Yen	Buy	8/18/21	3,208,758	3,218,955	(10,197)
	HSBC Bank USA, National Association
		British Pound	Sell	6/16/21	2,084,479	2,057,357	(27,122)
		Canadian Dollar	Buy	7/21/21	1,576,284	1,513,127	63,157
		Chinese Yuan (Offshore)	Sell	8/18/21	687,069	674,934	(12,135)
		Euro	Buy	6/16/21	1,603,830	1,560,813	43,017
		Hong Kong Dollar	Buy	8/18/21	4,470,382	4,467,323	3,059
		Japanese Yen	Sell	8/18/21	1,790,357	1,795,487	5,130
		Norwegian Krone	Buy	6/16/21	1,946,931	1,900,923	46,008
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/21/21	5,050,414	4,974,011	76,403
		British Pound	Sell	6/16/21	10,493,431	10,329,136	(164,295)
		Japanese Yen	Buy	8/18/21	1,745,037	1,751,091	(6,054)
		New Zealand Dollar	Buy	7/21/21	1,181,435	1,144,140	37,295
		Norwegian Krone	Buy	6/16/21	915,440	893,653	21,787
		Singapore Dollar	Buy	8/18/21	4,381,114	4,330,801	50,313
		South Korean Won	Buy	8/18/21	8,944,808	8,871,244	73,564
		Swedish Krona	Buy	6/16/21	8,291,073	8,073,529	217,544
		Swiss Franc	Buy	6/16/21	27,655,972	27,150,615	505,357
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	7/21/21	1,834,699	1,806,397	28,302
		British Pound	Sell	6/16/21	4,759,835	4,657,980	(101,855)
		Canadian Dollar	Sell	7/21/21	3,508,385	3,367,446	(140,939)
		Euro	Buy	6/16/21	5,095,266	4,955,950	139,316
		Japanese Yen	Sell	8/18/21	4,591,086	4,604,967	13,881
		Swiss Franc	Sell	6/16/21	1,482,651	1,435,803	(46,848)
	NatWest Markets PLC
		Swiss Franc	Buy	6/16/21	477,338	460,681	16,657
		Swiss Franc	Sell	6/16/21	477,338	478,761	1,423
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/21/21	4,721,590	4,649,789	71,801
		British Pound	Sell	6/16/21	6,196,040	6,104,055	(91,985)
		Canadian Dollar	Buy	7/21/21	3,135,750	3,010,147	125,603
		Chinese Yuan (Offshore)	Sell	8/18/21	1,396,185	1,371,384	(24,801)
		Euro	Buy	6/16/21	7,780,017	7,571,189	208,828
		Hong Kong Dollar	Sell	8/18/21	877,247	876,582	(665)
		Israeli Shekel	Buy	7/21/21	3,321,573	3,275,957	45,616
		Japanese Yen	Buy	8/18/21	5,877,314	5,908,597	(31,283)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	7/21/21	1,589,373	1,525,713	(63,660)
		Chinese Yuan (Offshore)	Buy	8/18/21	385,357	378,504	6,853
		Euro	Buy	6/16/21	743,936	723,977	19,959
	UBS AG
		Australian Dollar	Buy	7/21/21	1,999,266	1,965,233	34,033
		British Pound	Buy	6/16/21	967,226	951,714	15,512
		Canadian Dollar	Buy	7/21/21	6,348,297	6,093,176	255,121
		Chinese Yuan (Offshore)	Sell	8/18/21	978,819	961,604	(17,215)
		Euro	Sell	6/16/21	8,666,943	8,431,192	(235,751)
		Hong Kong Dollar	Buy	8/18/21	454,680	454,368	312
		Japanese Yen	Sell	8/18/21	5,035,753	5,056,643	20,890
		Swedish Krona	Sell	6/16/21	634,923	618,823	(16,100)
	WestPac Banking Corp.
		Australian Dollar	Buy	7/21/21	1,595,353	1,571,162	24,191
		British Pound	Buy	6/16/21	301,193	290,415	10,778
		Canadian Dollar	Sell	7/21/21	2,450,874	2,352,670	(98,204)
		Euro	Buy	6/16/21	5,411,702	5,266,138	145,564
		Japanese Yen	Buy	8/18/21	2,662,602	2,670,800	(8,198)

	Unrealized appreciation						2,883,948

	Unrealized (depreciation)						(1,872,723)

	Total						$1,011,225
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran fromSeptember 1, 2020 through May 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $402,614,959.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$2,630,050	$70,244,590	$70,161,464	$4,426	$2,713,176

	Total Short-term investments	$2,630,050	$70,244,590	$70,161,464	$4,426	$2,713,176
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $483,000.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $613,087 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	20.40%
	Consumer discretionary	20.3
	Financials	13.8
	Information technology	12.9
	Communication services	10.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $609,094 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $483.000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Australia	$11,334,382	$—	$—
Canada	35,371,525	—	—
Chile	8,412,099	—	—
China	4,673,736	—	—
Denmark	6,609,398	—	—
France	44,733,423	—	—
Germany	8,992,710	—	—
Greece	17,060,295	—	—
Hong Kong	3,156,987	—	—
India	6,486,354	—	—
Ireland	9,383,168	—	—
Italy	2,321,161	—	—
Japan	83,231,602	—	—
Jersey	8,744,947	—	—
Mexico	8,181,761	—	—
Netherlands	5,381,633	—	—
Russia	2,422,562	—	—
South Korea	12,313,419	—	—
Spain	12,787,340	—	—	—
Sweden	6,267,398	—	—		397,299,153
Switzerland	6,863,763	—	—
Taiwan	27,367,153	—	—
United Kingdom	65,202,337	—	6

Total common stocks	397,299,153	—	6
U.S. treasury obligations	—	422,575	—
Short-term investments	1,230,000	4,488,176	—

Totals by level	$398,529,153	$4,910,751	$6
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,011,225	$—

Totals by level	$—	$1,011,225	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$276,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com